PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2022	2023
	$	$

Computers	1,381,797	1,472,199
Office equipment, furniture and fittings	62,262	65,355
Leasehold improvements	381,443	350,194
Transportation assets	123,835	64,022
Warehouse equipment	36,023	140,829
Land	272,042	278,756
Building	14,702	40,830
Construction-in-progress	51,575	44,884
	2,323,679	2,457,069
Less: accumulated depreciation	(935,784)	(1,249,371)
	1,387,895	1,207,698

Depreciation expenses recognized for each of the years ended December 31, 2021, 2022 and 2023 were included in the following captions:

	Year ended December 31,
	2021 $	2022 $	2023 $

Cost of revenue	180,140	261,582	297,406
Sales and marketing expenses	7,960	10,733	8,665
General and administrative expenses	64,187	117,593	93,972
Research and development expenses	8,395	15,019	12,193
	260,682	404,927	412,236